361 Absolute Alpha Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Fund is to achieve capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 22 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 361 Absolute Alpha Fund (USD $)	Class A		Class I
Maximum sales charge (load) imposed on purchases	5.75%		none
Maximum deferred sales charge (load)	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%
Wire fee	20		20
Retirement account fees (annual maintenance and redemption requests)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 361 Absolute Alpha Fund		Class A	Class I
Management fees		1.25%	1.25%
Distribution and/or service (12b-1) fees		0.25%	none
Dividend and interest expense on short sales		1.44%	1.44%
Shareholder servicing fee		0.04%	0.04%
All other expenses		1.44%	1.44%
Other expenses		2.92%	2.92%
Acquired fund fees and expenses		0.11%	0.11%
Total annual fund operating expenses	[1]	4.53%	4.28%
Fee waiver and/or expense reimbursement	[2]	(0.83%)	(0.83%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1]	3.70%	3.45%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective October 1, 2012, the Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.90% and 2.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2013, and may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example 361 Absolute Alpha Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	926	1,795	2,672	4,902
Class I	348	1,223	2,111	4,388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund employs an absolute alpha (“return”) investment approach principally through a multi-manager, multi-strategy program of investment. The Fund invests in a wide range of equity, debt, and derivative securities. The Fund’s advisor, 361 Capital, LLC (“361” or the “Advisor”), allocates the Fund’s assets among various investment strategies, as well as investment managers (“sub-advisors”) that utilize a variety of investment strategies, with the intention that such allocation will result in significantly lower risk (volatility) than if the Fund’s assets were managed by any single manager or using a single strategy. In addition to investing through sub-advisors, the Fund may invest in other strategies through exchange traded funds (“ETFs”) managed by other managers. In selecting investments and sub-advisors for the Fund, the Advisor applies a variety of selection approaches and disciplines. The Advisor endeavors to select investment vehicles and sub-advisors that offer a variety of different skills in an effort to balance the Fund’s portfolio and to produce an overall portfolio return consistent with the Fund’s investment objective.

The Advisor invests a portion of the Fund’s assets in securities and other instruments directly. The Advisor may exercise this discretion in order to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a sub-advisor, to invest the Fund’s assets pending allocation to a sub-advisor, or to establish long positions in securities it deems appropriate for meeting the Fund’s investment objectives. The Advisor may from time to time reallocate the Fund’s assets among itself and the sub-advisors.

The Advisor and the Fund’s sub-advisors determine whether to buy or sell an investment for the Fund’s portfolio by applying various investment strategies, including without limitation the following strategies:

Long Equity Strategies - Includes investments in fundamentally undervalued equities as well as equities exhibiting growth or trending price or earnings patterns. This strategy may focus on specific sectors, styles, geographic areas and market capitalizations in order to identify the most attractive investment opportunities. The Advisor selects sub-advisors based upon their demonstrated abilities to generate performance that exceeds the relevant index or benchmark for their strategies.

Hedged Equity Strategies - Includes both long and short investments in companies that are determined to be mispriced in terms of over- and under-valuation. The Advisor may attempt to limit market risk using indices, ETFs, or options. The Advisor may adjust the level of directional exposure (i.e., exposure in the direction the sub-advisor believes the market is trending) depending on its views on the markets and available opportunities.

Short-Biased Strategies - Includes short selling of individual securities (i.e., selling borrowed shares and attempting to buy them back at a lower price) as well as the use of ETFs, futures and options. This strategy is focused primarily on hedging some or all of the directional exposures that may exist in other strategies.

Tactical Asset Allocation Strategies - Includes investments intended to exploit value opportunities in debt and equity markets by tactically allocating to market segments that provide the most attractive risk/reward characteristics. The Advisor or sub-advisors may also tactically allocate between various geographic markets, sectors and styles based on fundamental, economic and technical factors.

Absolute Return Strategies - Includes investments that seek to produce absolute returns in most market environments utilizing long and short exposures in equity, debt, currency, volatility and commodity markets. The Advisor or sub-advisors may use individual securities, futures, options and ETFs to gain exposure to various markets.

Types of Investments

Pursuant to any of the above-described strategies, the Fund may invest in a wide range of instruments, markets and asset classes in the U.S. and non-U.S. markets. The Fund’s investments generally include equity securities, fixed income securities and derivatives.

Equities: The Fund’s investment in equity securities may include common stock, preferred stocks and convertible securities of issuers of any market capitalization (i.e. the value of publicly traded securities) in the U.S. and foreign (non-U.S.) markets, including emerging markets. The Fund may also invest in pooled investment vehicles, including ETFs.

Derivatives: The Fund may invest in derivatives, which are financial instruments that have values that depend upon, or are derived from, reference assets, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are futures contracts on securities, commodities, and securities indices, and options on securities, securities indices, commodities, futures, and swaps. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset. Leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns.

Fixed Income Securities: The Fund may invest in fixed income securities of any credit quality and any maturity, including those rated below investment grade (i.e., “junk bonds).

Allocation of Fund Assets

As of the date of this Prospectus, the Advisor has entered into sub-advisory agreements with BRC Investment Management, LLC, Tributary Capital Management LLC, Elessar Investment Management LLC, NewSouth Capital Management, Inc., and SouthernSun Asset Management, LLC. Each sub-advisor manages its portion of the Fund using the respective investment style described below; however, the Advisor may select other strategies offered by the sub-advisors for the Fund’s investments.

•	BRC Investment Management LLC employs a long U.S. equity large cap strategy. The sub-advisor considers large cap companies to be those included in the S&P 500 Index and companies with market capitalization above $10 billion.

•	Tributary Capital Management LLC employs a long U.S. equity small cap strategy. The sub-advisor considers small cap companies to be those with market capitalization below $4 billion.

•	Elessar Investment Management, LLC employs a long U.S. equity small cap value strategy. The sub-advisor considers small cap companies to be those with market capitalization below $2.5 billion.

•	NewSouth Capital Management, Inc. employs a long U.S. equity small and mid-cap value strategy. The sub-advisor considers small and mid –cap companies to be those with market capitalization between $500 million and $15 billion.

•	SouthernSun Asset Management, LLC employs a long U.S. equity small and mid-cap strategy. The sub-advisor considers small and mid-cap companies to be those with market capitalization between $1 billion and $8 billion.

As of the date of this Prospectus, the Advisor intends to employ the other strategies described above by investing a portion of the Fund in funds, futures and options.

Principal Risks

The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Management and strategy risk. Investment strategies employed by the Advisor and sub-advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Multi-style management risk. Because portions of the Fund's assets are managed by different sub-advisors using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other sub-advisors may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•	Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•	Small-Cap Company risk: The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general..

•	Derivatives risk. A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.

•	Short sales risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

•	Fixed Income Securities risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

•	Credit risk. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund's share price.

•	High yield risk. High yield fixed income securities involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.

•	Leveraging risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

•	Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Commodity sector risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund's commodity-linked investments.

•	Foreign investment risk. To the extent the Fund has investment exposure to foreign markets, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•	Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

•	Non-diversification risk. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 and therefore may invest more of its assets in fewer positions then "diversified" mutual funds. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the period indicated compare with the HFRX Global Hedge Index which the Advisor considers to be a standard performance benchmark for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.361funds.com.

Calendar-Year Total Returns for Class I Shares

Class I
Highest Calendar Quarter Return at NAV	1.45%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(5.78)%	Quarter Ended 6/30/2011

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns 361 Absolute Alpha Fund		1 Year	Since Inception	Inception Date
Class A		(6.03%)	(6.03%)	Dec 31, 2010
Class I		(2.30%)	(2.30%)	Dec 31, 2010
Class I - Return After Taxes on Distributions	[1]	(2.30%)	(2.30%)	Dec 31, 2010
Class I - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.30%)	(2.30%)	Dec 31, 2010
HFRX Global Hedge Index (does not reflect deduction for fees, expenses or taxes)		(8.92%)	(8.92%)	Dec 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The HFRX Global Hedge Index is designed to be representative of the overall composition of the hedge fund universe. The Index is comprised of all eligible hedge fund strategies including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep 24, 2012
Effective Date	dei_DocumentEffectiveDate	Sep 24, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
361 Absolute Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to achieve capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 22 of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund employs an absolute alpha (“return”) investment approach principally through a multi-manager, multi-strategy program of investment. The Fund invests in a wide range of equity, debt, and derivative securities. The Fund’s advisor, 361 Capital, LLC (“361” or the “Advisor”), allocates the Fund’s assets among various investment strategies, as well as investment managers (“sub-advisors”) that utilize a variety of investment strategies, with the intention that such allocation will result in significantly lower risk (volatility) than if the Fund’s assets were managed by any single manager or using a single strategy. In addition to investing through sub-advisors, the Fund may invest in other strategies through exchange traded funds (“ETFs”) managed by other managers. In selecting investments and sub-advisors for the Fund, the Advisor applies a variety of selection approaches and disciplines. The Advisor endeavors to select investment vehicles and sub-advisors that offer a variety of different skills in an effort to balance the Fund’s portfolio and to produce an overall portfolio return consistent with the Fund’s investment objective.

The Advisor invests a portion of the Fund’s assets in securities and other instruments directly. The Advisor may exercise this discretion in order to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a sub-advisor, to invest the Fund’s assets pending allocation to a sub-advisor, or to establish long positions in securities it deems appropriate for meeting the Fund’s investment objectives. The Advisor may from time to time reallocate the Fund’s assets among itself and the sub-advisors.

The Advisor and the Fund’s sub-advisors determine whether to buy or sell an investment for the Fund’s portfolio by applying various investment strategies, including without limitation the following strategies:

Long Equity Strategies - Includes investments in fundamentally undervalued equities as well as equities exhibiting growth or trending price or earnings patterns. This strategy may focus on specific sectors, styles, geographic areas and market capitalizations in order to identify the most attractive investment opportunities. The Advisor selects sub-advisors based upon their demonstrated abilities to generate performance that exceeds the relevant index or benchmark for their strategies.

Hedged Equity Strategies - Includes both long and short investments in companies that are determined to be mispriced in terms of over- and under-valuation. The Advisor may attempt to limit market risk using indices, ETFs, or options. The Advisor may adjust the level of directional exposure (i.e., exposure in the direction the sub-advisor believes the market is trending) depending on its views on the markets and available opportunities.

Short-Biased Strategies - Includes short selling of individual securities (i.e., selling borrowed shares and attempting to buy them back at a lower price) as well as the use of ETFs, futures and options. This strategy is focused primarily on hedging some or all of the directional exposures that may exist in other strategies.

Tactical Asset Allocation Strategies - Includes investments intended to exploit value opportunities in debt and equity markets by tactically allocating to market segments that provide the most attractive risk/reward characteristics. The Advisor or sub-advisors may also tactically allocate between various geographic markets, sectors and styles based on fundamental, economic and technical factors.

Absolute Return Strategies - Includes investments that seek to produce absolute returns in most market environments utilizing long and short exposures in equity, debt, currency, volatility and commodity markets. The Advisor or sub-advisors may use individual securities, futures, options and ETFs to gain exposure to various markets.

Types of Investments

Pursuant to any of the above-described strategies, the Fund may invest in a wide range of instruments, markets and asset classes in the U.S. and non-U.S. markets. The Fund’s investments generally include equity securities, fixed income securities and derivatives.

Equities: The Fund’s investment in equity securities may include common stock, preferred stocks and convertible securities of issuers of any market capitalization (i.e. the value of publicly traded securities) in the U.S. and foreign (non-U.S.) markets, including emerging markets. The Fund may also invest in pooled investment vehicles, including ETFs.

Derivatives: The Fund may invest in derivatives, which are financial instruments that have values that depend upon, or are derived from, reference assets, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are futures contracts on securities, commodities, and securities indices, and options on securities, securities indices, commodities, futures, and swaps. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset. Leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns.

Fixed Income Securities: The Fund may invest in fixed income securities of any credit quality and any maturity, including those rated below investment grade (i.e., “junk bonds).

Allocation of Fund Assets

As of the date of this Prospectus, the Advisor has entered into sub-advisory agreements with BRC Investment Management, LLC, Tributary Capital Management LLC, Elessar Investment Management LLC, NewSouth Capital Management, Inc., and SouthernSun Asset Management, LLC. Each sub-advisor manages its portion of the Fund using the respective investment style described below; however, the Advisor may select other strategies offered by the sub-advisors for the Fund’s investments.

•	BRC Investment Management LLC employs a long U.S. equity large cap strategy. The sub-advisor considers large cap companies to be those included in the S&P 500 Index and companies with market capitalization above $10 billion.

•	Tributary Capital Management LLC employs a long U.S. equity small cap strategy. The sub-advisor considers small cap companies to be those with market capitalization below $4 billion.

•	Elessar Investment Management, LLC employs a long U.S. equity small cap value strategy. The sub-advisor considers small cap companies to be those with market capitalization below $2.5 billion.

•	NewSouth Capital Management, Inc. employs a long U.S. equity small and mid-cap value strategy. The sub-advisor considers small and mid –cap companies to be those with market capitalization between $500 million and $15 billion.

•	SouthernSun Asset Management, LLC employs a long U.S. equity small and mid-cap strategy. The sub-advisor considers small and mid-cap companies to be those with market capitalization between $1 billion and $8 billion.

As of the date of this Prospectus, the Advisor intends to employ the other strategies described above by investing a portion of the Fund in funds, futures and options.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Management and strategy risk. Investment strategies employed by the Advisor and sub-advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Multi-style management risk. Because portions of the Fund's assets are managed by different sub-advisors using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other sub-advisors may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•	Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•	Small-Cap Company risk: The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general..

•	Derivatives risk. A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.

•	Short sales risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

•	Fixed Income Securities risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

•	Credit risk. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund's share price.

•	High yield risk. High yield fixed income securities involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.

•	Leveraging risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

•	Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Commodity sector risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund's commodity-linked investments.

•	Foreign investment risk. To the extent the Fund has investment exposure to foreign markets, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•	Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

•	Non-diversification risk. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 and therefore may invest more of its assets in fewer positions then "diversified" mutual funds. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 and therefore may invest more of its assets in fewer positions then "diversified" mutual funds. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the period indicated compare with the HFRX Global Hedge Index which the Advisor considers to be a standard performance benchmark for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.361funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	1.45%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(5.78)%	Quarter Ended 6/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.78%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The HFRX Global Hedge Index is designed to be representative of the overall composition of the hedge fund universe. The Index is comprised of all eligible hedge fund strategies including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

361 Absolute Alpha Fund | HFRX Global Hedge Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
361 Absolute Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	rr_ExchangeFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	1.44%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.04%
All other expenses	rr_Component3OtherExpensesOverAssets	1.44%
Other expenses	rr_OtherExpensesOverAssets	2.92%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.53%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	3.70%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	926
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,795
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,672
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,902
1 Year	rr_AverageAnnualReturnYear01	(6.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
361 Absolute Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	rr_ExchangeFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	1.44%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.04%
All other expenses	rr_Component3OtherExpensesOverAssets	1.44%
Other expenses	rr_OtherExpensesOverAssets	2.92%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.28%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	3.45%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	348
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,223
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,111
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,388
2011	rr_AnnualReturn2011	(2.30%)
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
361 Absolute Alpha Fund | Class I | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[4]
361 Absolute Alpha Fund | Class I | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[4]

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Effective October 1, 2012, the Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.90% and 2.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2013, and may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.